Sale of vessel	3 Months Ended
Mar. 31, 2019
Assets Held-for-sale, Not Part of Disposal Group [Abstract]
Sale of vessel
6.	Sale of vessel

In February 2019, Ardmore agreed to terms for the sale of the
Ardmore Seamaster
. Effective February 1, 2019, Ardmore reclassified the vessel as held for sale and ceased to depreciate the vessel. Ardmore repaid the outstanding debt facility on the vessel in February 2019. The sales price for the vessel was $9.7 million, resulting in a net loss of $6.6 million when the vessel delivered to the buyer in February 2019.

The net loss on the sale of vessel for the three months ended March 31, 2019 is calculated as follows:

Seamaster
Sales proceeds	9,700,000
Net book value of vessel	(15,979,901)
Sales related costs	(223,178)
Debt termination costs and related finance fees	(66,684)
Net loss on sale of vessel	(6,569,763)